Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 91.8%	Par	Value
Aerospace/Defense - 0.7%
TransDigm, Inc.
7.13%, 12/01/2031 (a)	$125,000	$129,154
6.00%, 01/15/2033 (a)	375,000	375,362
		504,516

Airlines - 1.5%
Air Canada, 3.88%, 08/15/2026 (a)	175,000	174,215
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	100,000	99,515
OneSky Flight LLC, 8.88%, 12/15/2029 (a)	425,000	438,930
United Airlines Holdings, Inc., 5.38%, 03/01/2031	75,000	73,542
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027 (a)	250,000	247,019
		1,033,221

Automotive & Auto Parts - 3.1%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	175,000	177,028
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)	50,000	49,341
7.75%, 10/15/2033 (a)	100,000	96,880
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034 (a)	150,000	146,376
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	150,000	135,472
5.25%, 07/15/2031	225,000	201,168
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029 (a)	250,000	242,728
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028 (a)	200,000	187,115
6.13%, 09/30/2030 (a)	125,000	119,941
Nissan Motor Co. Ltd., 4.81%, 09/17/2030 (a)	200,000	181,695
Phinia, Inc.
6.75%, 04/15/2029 (a)	75,000	76,445
6.63%, 10/15/2032 (a)	150,000	152,656
Tenneco, Inc., 8.00%, 11/17/2028 (a)	250,000	249,170
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)	150,000	147,270
		2,163,285

Broadcasting - 1.4%
Discovery Global Holdings, Inc.
4.05%, 03/15/2029	125,000	120,834
4.28%, 03/15/2032	225,000	198,490
5.05%, 03/15/2042	150,000	99,669
Gray Media, Inc.
10.50%, 07/15/2029 (a)	115,000	122,237
9.63%, 07/15/2032 (a)	75,000	75,021
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	100,000	92,520
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)	300,000	305,250
		1,014,021

Building Materials - 2.1%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (a)	175,000	161,306
Griffon Corp., 5.75%, 03/01/2028	175,000	174,797
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	275,000	237,544
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	450,000	443,638
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	75,000	74,680
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	125,000	125,145
Standard Industries, Inc./NY
4.38%, 07/15/2030 (a)	200,000	188,558
3.38%, 01/15/2031 (a)	75,000	67,254
		1,472,922

Cable/Satellite TV - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031 (a)	400,000	364,536
Directv Financing LLC, 8.88%, 02/01/2030 (a)	175,000	174,693
Midcontinent Communications, 8.00%, 08/15/2032 (a)	375,000	349,389
		888,618

Capital Goods - 0.8%
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	125,000	131,360
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	225,000	228,247
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)	175,000	175,113
		534,720

Chemicals - 3.6%
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	125,000	129,243
FMC Corp., 3.45%, 10/01/2029	200,000	178,672
INEOS Finance PLC, 7.50%, 04/15/2029 (a)	200,000	194,162
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	800,000	788,499
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	250,000	238,987
7.25%, 02/15/2033 (a)	200,000	191,014
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	400,000	395,714
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)	225,000	206,484
6.63%, 08/15/2032 (a)	175,000	170,167
		2,492,942

Commercial Services - 0.6%
TriNet Group, Inc., 3.50%, 03/01/2029 (a)	250,000	226,775
United Rentals North America, Inc., 3.75%, 01/15/2032	225,000	206,303
		433,078

Consumer-Products - 2.3%
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	225,000	223,778
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	375,000	369,372
4.38%, 03/31/2029 (a)	200,000	190,401
Masterbrand, Inc., 7.00%, 07/15/2032 (a)	450,000	439,886
Newell Brands, Inc.
6.38%, 05/15/2030	75,000	72,026
6.63%, 05/15/2032	150,000	143,531
Whirlpool Corp., 6.50%, 06/15/2033	175,000	165,843
		1,604,837

Containers - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029 (a)	250,000	229,138
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (a)	200,000	186,643
6.75%, 04/15/2032 (a)	50,000	47,430
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)	75,000	74,628
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (a)	150,000	149,657
9.25%, 04/15/2030 (a)	250,000	232,341
OI European Group BV, 4.75%, 02/15/2030 (a)	100,000	93,319
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)	475,000	476,264
7.25%, 05/15/2031 (a)	100,000	95,392
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030 (a)	150,000	132,573
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	150,000	155,812
		1,873,197

Distribution/Wholesale - 0.2%
RB Global Holdings, Inc., 6.75%, 03/15/2028 (a)	150,000	151,985

Diversified Financial Services - 7.5%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (a)	475,000	427,588
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)	100,000	101,032
Block, Inc., 5.63%, 08/15/2030 (a)	250,000	248,463
Bread Financial Holdings, Inc., 6.75%, 05/15/2031 (a)	100,000	99,330
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	200,000	188,344
6.88%, 04/15/2030 (a)	200,000	176,767
7.50%, 07/15/2033 (a)	200,000	167,242
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	425,000	415,247
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)	175,000	166,711
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	100,000	101,576
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	150,000	149,865
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (a)	75,000	73,844
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	525,000	533,310
OneMain Finance Corp.
3.50%, 01/15/2027	125,000	122,695
3.88%, 09/15/2028	250,000	237,758
4.00%, 09/15/2030	175,000	158,161
6.50%, 03/15/2033	175,000	166,879
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (a)	200,000	143,434
PennyMac Financial Services, Inc.
6.88%, 02/15/2033 (a)	250,000	239,201
6.75%, 02/15/2034 (a)	150,000	140,394
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	250,000	251,716
PRA Group, Inc.
8.38%, 02/01/2028 (a)	225,000	226,718
5.00%, 10/01/2029 (a)	200,000	184,683
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	175,000	179,302
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	225,000	221,017
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	125,000	123,137
		5,244,414

Diversified Media - 1.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030 (a)	71,008	52,723
Arches Buyer, Inc., 4.25%, 06/01/2028 (a)	175,000	169,083
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	150,000	157,047
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	200,000	199,269
Neptune Bidco US, Inc., 9.50%, 02/15/2033 (a)	150,000	145,707
Snap, Inc.
6.88%, 03/01/2033 (a)	50,000	47,244
6.88%, 03/15/2034 (a)	75,000	70,587
		841,660

Energy - 3.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/2032 (a)	175,000	177,599
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (a)	100,000	100,044
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (a)	300,000	310,415
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	75,000	76,784
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (a)	225,000	232,901
Rockies Express Pipeline LLC, 6.88%, 04/15/2040 (a)	300,000	295,806
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	150,000	146,376
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	175,000	180,132
Venture Global LNG, Inc., 7.00%, 01/15/2030 (a)	325,000	331,938
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034 (a)	25,000	26,040
6.75%, 01/15/2036 (a)	550,000	582,910
		2,460,945

Engineering & Construction - 0.7%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	400,000	392,653
MasTec, Inc., 6.63%, 08/15/2029 (a)	75,000	75,310
		467,963

Entertainment - 0.3%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	125,000	120,298
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (a)	125,000	119,723
		240,021

Entertainment/Film - 0.4%
Cinemark USA, Inc., 5.25%, 07/15/2028 (a)	275,000	272,826

Environmental - 0.2%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)	150,000	152,057

Food - 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	175,000	167,017
Post Holdings, Inc., 4.63%, 04/15/2030 (a)	125,000	120,083
		287,100

Food/Beverage/Tobacco - 1.6%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (a)	125,000	106,483
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	109,144	116,316
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (a)	175,000	178,206
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	375,000	390,489
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	150,000	144,201
Post Holdings, Inc., 6.25%, 10/15/2034 (a)	100,000	98,016
US Foods, Inc., 5.75%, 04/15/2033 (a)	125,000	124,747
		1,158,458

Gaming - 2.1%
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (a)	75,000	74,168
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029 (a)	200,000	195,239
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)	200,000	187,172
Penn Entertainment, Inc.
5.63%, 01/15/2027 (a)	375,000	375,049
4.13%, 07/01/2029 (a)	350,000	327,401
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (a)	100,000	99,788
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (a)	200,000	198,644
		1,457,461

Healthcare - 5.4%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	200,000	204,675
AdaptHealth LLC, 5.13%, 03/01/2030 (a)	175,000	167,777
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	200,000	195,199
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	225,000	232,594
DaVita, Inc.
3.75%, 02/15/2031 (a)	100,000	91,693
6.88%, 09/01/2032 (a)	150,000	153,174
Endo Finance Holdings LP, 8.50%, 04/15/2031 (a)	150,000	157,165
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	200,000	195,186
LifePoint Health, Inc., 5.38%, 01/15/2029 (a)	200,000	192,828
Medline Borrower LP, 5.25%, 10/01/2029 (a)	150,000	148,754
National Mentor Holdings, Inc., 10.50%, 12/15/2030 (a)	150,000	154,961
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	200,000	177,858
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	700,000	631,304
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	275,000	285,424
Star Parent, Inc., 9.00%, 10/01/2030 (a)	250,000	260,313
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	525,000	508,119
		3,757,024

Healthcare-Products - 0.9%
Embecta Corp., 5.00%, 02/15/2030 (a)	400,000	369,300
Medline Borrower LP, 3.88%, 04/01/2029 (a)	250,000	241,947
		611,247

Healthcare-Services - 0.7%
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030 (a)	125,000	117,833
Tenet Healthcare Corp.
5.13%, 11/01/2027	150,000	149,960
4.25%, 06/01/2029	250,000	242,997
		510,790

Home Builders - 0.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)	250,000	249,750

Homebuilders/Real Estate - 6.7%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (a)	350,000	347,230
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033 (a)	150,000	144,706
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (a)	825,000	811,349
7.75%, 12/01/2029 (a)	50,000	52,538
Century Communities, Inc., 6.63%, 09/15/2033 (a)	425,000	416,615
Howard Hughes Corp.
4.13%, 02/01/2029 (a)	100,000	94,663
6.13%, 03/01/2034 (a)	175,000	168,356
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	300,000	300,436
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (a)	525,000	522,919
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 02/15/2029 (a)	125,000	121,191
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	350,000	348,495
SBA Communications Corp., 3.13%, 02/01/2029	175,000	165,939
Service Properties Trust
4.95%, 02/15/2027	62,000	62,259
0.00%, 09/30/2027 (a)(b)	150,000	137,281
4.38%, 02/15/2030	150,000	132,275
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (a)	125,000	124,401
7.25%, 04/01/2029 (a)	125,000	128,877
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	250,000	243,069
Uniti Services LLC, 7.50%, 10/15/2033 (a)	75,000	77,596
XHR LP
4.88%, 06/01/2029 (a)	50,000	48,462
6.63%, 05/15/2030 (a)	250,000	252,732
		4,701,389

Hotels - 0.1%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	50,000	47,502

Housewares - 0.2%
Central Garden & Pet Co., 4.13%, 10/15/2030	125,000	117,539

Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/2029 (a)	400,000	377,756
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	425,000	427,395
6.50%, 10/01/2031 (a)	100,000	98,298
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	125,000	129,571
8.38%, 02/01/2034 (a)	225,000	218,158
		1,251,178

Iron/Steel - 0.4%
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)	250,000	259,264

Leisure - 1.9%
Carnival Corp., 6.13%, 02/15/2033 (a)	250,000	252,663
NCL Corp. Ltd., 5.88%, 01/15/2031 (a)	200,000	193,253
Sabre GLBL, Inc., 11.13%, 07/15/2030 (a)	75,000	63,656
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	325,000	310,493
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	125,000	119,624
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (a)	75,000	75,228
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)	300,000	297,656
		1,312,573

Lodging - 0.6%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029 (a)	150,000	143,539
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/2031 (a)	150,000	135,345
Station Casinos LLC, 4.63%, 12/01/2031 (a)	150,000	140,110
		418,994

Machinery-Diversified - 0.4%
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (a)	275,000	286,981

Media - 3.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	500,000	493,426
4.75%, 03/01/2030 (a)	325,000	308,058
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	195,000	194,622
DISH Network Corp., 11.75%, 11/15/2027 (a)	350,000	360,845
Gray Media, Inc., 5.38%, 11/15/2031 (a)	100,000	73,830
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)	125,000	122,915
Sirius XM Radio LLC, 4.00%, 07/15/2028 (a)	475,000	458,668
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	250,000	253,623
4.50%, 05/01/2029 (a)	375,000	352,638
		2,618,625

Metals/Mining - 2.3%
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	325,000	324,290
Constellium SE, 5.63%, 06/15/2028 (a)	525,000	522,617
Mineral Resources Ltd.
8.50%, 05/01/2030 (a)	150,000	154,353
7.00%, 04/01/2031 (a)	50,000	51,133
Novelis Corp., 4.75%, 01/30/2030 (a)	400,000	376,380
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	225,000	203,288
		1,632,061

Mining - 1.1%
ERO Copper Corp., 6.50%, 02/15/2030 (a)	400,000	396,832
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (a)	400,000	378,182
		775,014

Miscellaneous Manufacturing - 0.4%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	250,000	258,758

Oil & Gas - 0.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (a)	150,000	149,957
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)	150,000	145,979
		295,936

Packaging & Containers - 0.3%
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (a)	250,000	234,891

Pharmaceuticals - 0.5%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	375,000	374,379

Pipelines - 2.6%
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	525,000	530,233
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	600,000	597,167
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	125,000	118,862
4.13%, 08/15/2031 (a)	350,000	324,705
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	250,000	260,012
		1,830,979

Pooled Investment/Equity/Other - 0.3%
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)	225,000	226,958

Publishing/Printing - 1.0%
Cimpress PLC, 7.38%, 09/15/2032 (a)	200,000	197,907
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	350,000	345,972
7.38%, 09/01/2031 (a)	125,000	127,713
		671,592

Real Estate - 0.6%
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	400,000	400,748

REITS - 0.2%
Service Properties Trust, 5.50%, 12/15/2027	125,000	125,364

Restaurants - 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)	200,000	188,021

Services - 4.7%
ADT Security Corp., 5.88%, 10/15/2033 (a)	75,000	72,695
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	375,000	386,873
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	575,000	562,067
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)	75,000	74,660
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	225,000	232,595
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	150,000	145,362
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	50,000	47,227
4.88%, 07/01/2029 (a)	125,000	108,583
Garda World Security Corp., 8.25%, 08/01/2032 (a)	325,000	321,953
Graham Holdings Co., 5.63%, 12/01/2033 (a)	175,000	171,357
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (a)	350,000	350,891
10.38%, 05/15/2031 (a)	200,000	201,815
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	200,000	194,746
RB Global Holdings, Inc., 7.75%, 03/15/2031 (a)	125,000	129,566
WESCO Distribution, Inc., 6.63%, 03/15/2032 (a)	150,000	153,634
Williams Scotsman, Inc., 6.63%, 06/15/2029 (a)	150,000	151,879
		3,305,903

Software - 0.5%
Open Text Corp., 3.88%, 02/15/2028 (a)	350,000	337,086

Steel - 0.5%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (a)	100,000	95,265
6.88%, 11/01/2029 (a)	125,000	124,823
7.50%, 09/15/2031 (a)	25,000	24,950
7.00%, 03/15/2032 (a)	50,000	48,435
7.38%, 05/01/2033 (a)	50,000	48,926
		342,399

Super Retail - 2.1%
Advance Auto Parts, Inc.
3.90%, 04/15/2030	100,000	91,811
7.38%, 08/01/2033 (a)	75,000	75,980
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	250,000	262,599
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	125,000	123,019
Magnera Corp.
4.75%, 11/15/2029 (a)	275,000	248,261
7.25%, 11/15/2031 (a)	200,000	183,779
Michaels Cos., Inc., 8.50%, 03/15/2033 (a)	150,000	146,185
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	175,000	169,726
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (a)	200,000	207,704
		1,509,064

Technology - 4.9%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	125,000	122,112
9.00%, 09/30/2029 (a)	300,000	288,344
8.25%, 06/30/2032 (a)	275,000	260,321
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	100,000	97,676
9.00%, 02/01/2031 (a)	100,000	96,122
Entegris, Inc., 5.95%, 06/15/2030 (a)	250,000	251,656
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	175,000	174,026
ION Platform Finance US, Inc. / ION Platform Finance SARL, 5.00%, 05/01/2028 (a)	125,000	116,887
Kioxia Holdings Corp., 6.25%, 07/24/2030 (a)	200,000	203,598
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	275,000	265,125
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)	50,000	51,904
8.75%, 07/01/2034 (a)	50,000	52,439
Open Text Corp., 3.88%, 12/01/2029 (a)	125,000	111,813
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	500,000	497,672
6.50%, 02/15/2029 (a)	200,000	180,126
UKG, Inc., 6.88%, 02/01/2031 (a)	275,000	267,087
Viavi Solutions, Inc., 3.75%, 10/01/2029 (a)	200,000	187,554
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029 (a)	275,000	227,967
		3,452,429

Telecommunications - 5.2%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)	150,000	148,976
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	225,000	236,640
EchoStar Corp.
10.75%, 11/30/2029	550,000	594,476
6.75% (or 6.75% PIK), 11/30/2030	181,497	183,500
GCI LLC, 4.75%, 10/15/2028 (a)	575,000	553,723
Level 3 Financing, Inc.
3.63%, 01/15/2029 (a)	225,000	212,420
7.00%, 03/31/2034 (a)	75,000	76,725
8.50%, 01/15/2036 (a)	175,000	182,728
Viasat, Inc., 5.63%, 04/15/2027 (a)	250,000	248,492
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	200,000	164,137
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029 (a)	250,000	240,176
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	325,000	339,796
Zayo Group Holdings, Inc., (a)	261,468	260,088
Ziggo BV, 4.88%, 01/15/2030 (a)	200,000	186,897
		3,628,774

Transportation Excluding Air/Rail - 0.2%
RXO, Inc., 6.38%, 05/15/2031 (a)	175,000	168,303

Utilities - 2.4%
Alpha Generation LLC
6.75%, 10/15/2032 (a)	200,000	202,187
6.25%, 01/15/2034 (a)	100,000	98,215
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	125,000	124,861
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	325,000	306,126
Talen Energy Supply LLC, 6.50%, 02/01/2036 (a)	250,000	250,397
TerraForm Power Operating LLC, 5.00%, 01/31/2028 (a)	225,000	222,617
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)	250,000	258,621
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)	200,000	210,401
		1,673,425
TOTAL CORPORATE BONDS (Cost $64,512,453)		64,325,187

BANK LOANS - 5.6%	Par	Value
Aerospace/Defense - 0.8%
PAC DAC (Phoenix Aviation) T/L B (10/25), Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 10/09/2030	4,980	4,911
6.92% (3 mo. SOFR US + 3.25%), 10/09/2030	69,833	68,872
TransDigm, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/10/2033	500,000	500,813
		574,596

Broadcasting - 0.1%
EW Scripps Co., Senior Secured First Lien
9.65% (1 mo. SOFR US + 5.75%), 06/30/2028	2,948	2,975
9.65% (1 mo. SOFR US + 5.75%), 06/30/2028	61,436	61,986
Sinclair Television Group, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 3.30%), 12/31/2029	24,812	22,362
		87,323

Cable/Satellite TV - 0.0% (c)
Ziggo Financing Partnership, Senior Secured First Lien, 7.03% (3 mo. SOFR US + 3.25%), 01/14/2033	30,754	30,024

Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 06/24/2030	56,985	57,143

Chemicals - 0.1%
Mativ Holdings, Inc., 8.18% (1 mo. Term SOFR + 4.50%), 03/30/2033	95,455	92,114

Consumer-Products - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 02/20/2030	196,019	196,587

Containers - 0.4%
Proampac PG Borrower LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033	250,000	242,062
		242,062

Food/Beverage/Tobacco - 0.0% (c)
Savor Acquisition, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 02/19/2032	27,860	27,929

Gaming - 0.2%
Great Canadian Gaming Corp., Senior Secured First Lien, 8.44% (3 mo. SOFR US + 4.75%), 11/01/2029	125,000	123,386

Healthcare - 0.7%
Cotiviti, Inc., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/01/2031	225,000	207,845
Paradigm Parent LLC, Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 04/19/2032	124,375	103,231
TEAM Services Holding, Inc., 8.92% (1 mo. Term SOFR + 5.25%), 03/31/2033	192,000	182,760
		493,836

Homebuilders/Real Estate - 0.4%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 01/30/2031	247,500	248,583

Hotels - 0.4%
Beacon Mobility Corp., First Lien, 0.00% (1 mo. Term SOFR + 2.75%), 08/06/2030 (b)(d)	10,572	10,601
Travel + Leisure Co., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 12/14/2029	245,023	244,794
		255,395

Media - 0.6%
Cogeco Communications USA II LP, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 09/30/2030	194,979	185,438
Telenet Financing USD LLC, Senior Secured First Lien, 5.90% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	197,959
		383,397

Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/23/2030	140,707	140,567

Services - 0.1%
DXP Enterprises, Inc./TX, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 10/11/2030	97,765	98,437

Technology - 0.1%
Viavi Solutions, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 10/18/2032	93,750	94,102

Telecommunications - 0.5%
Connect Finco SARL, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 09/28/2029	349,109	350,364

Transportation Excluding Air/Rail - 0.6%
Beacon Mobility Corp., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 08/06/2030	214,428	214,998
First Student Bidco, Inc., Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 08/15/2030	236,756	236,288
		451,286
TOTAL BANK LOANS (Cost $3,963,759)		3,947,131

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)	1,400,110	1,400,110
TOTAL MONEY MARKET FUNDS (Cost $1,400,110)		1,400,110

TOTAL INVESTMENTS - 99.4% (Cost $69,876,322)		69,672,428
Other Assets in Excess of Liabilities - 0.6%		404,299
TOTAL NET ASSETS - 100.0%		$70,076,727

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $58,404,739 or 83.3% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Represents less than 0.05% of net assets.
(d)
As of March 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par. All or a part are unfunded.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Muzinich Flexible U.S. High Yield Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$64,325,187	$–	$64,325,187
Bank Loans	–	3,947,131	–	3,947,131
Money Market Funds	1,400,110	–	–	1,400,110
Total Investments	$1,400,110	$68,272,318	$–	$69,672,428

Refer to the Schedule of Investments for further disaggregation of investment categories.